BALANCE SHEET (Parenthetical)	Dec. 31, 2021 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock subject to redemption
Temporary equity, shares outstanding	11,500,000
Temporary equity, redemption value | $ / shares	$ 10.00
Temporary equity, shares issued	11,500,000
Common Class A [Member]
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	300,000,000
Common shares, shares issued	115,000
Common shares, shares outstanding	115,000
Common Class B [Member]
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	30,000,000
Common shares, shares issued	2,875,000
Common shares, shares outstanding	2,875,000